Significant Accounting Policies (Policies)	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2023
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates:
 The preparation of the combined financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues
and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates:
 The preparation of the consolidated financial statements in conformity with
U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation
Foreign Currency Translation:
 The functional currency of the Company is the U.S. Dollar because the Company’s vessel operates in international shipping markets, which utilize the U.S. Dollar as the functional currency. The accounting books of the Company are maintained in U.S. Dollars. Transactions involving other currencies are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. Resulting gains or losses are separately reflected in the accompanying combined statements
of comprehensive income.

Foreign Currency Translation:
 The functional currency of the Company is the U.S. Dollar because the Company
’
s vessel operates in international shipping markets, which utilize the U.S. Dollar as the functional currency. The accounting books of the Company are maintained in U.S. Dollars. Transactions involving other currencies are converted into U.S. Dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities, which are denominated in other currencies, are translated to reflect the period end exchange rates. Resulting gains or losses are separately reflected in the accompanying consolidated statements of comprehensive income.

Cash and Cash Equivalents		Cash and Cash Equivalents: The Company considers highly liquid investments such as time deposits and certificates of deposit with original maturity of three months or less to be cash equivalents.
Time Deposit
Time Deposits:

Time deposits held with banks with original maturities longer than three months are classified and presented as Time Deposits. In the event remaining maturities are shorter than 12 months, such deposits are classified as current assets; if original maturities are longer than 12 months, such deposits are classified as non-current assets.

Trade Receivables
Trade Receivables:
 The amount shown as trade receivables includes estimated recoveries from charterers for hire, net of allowance for doubtful accounts. At each balance sheet date, all potentially un-collectible accounts
are assessed individually for purposes of determining the appropriate provision for doubtful accounts. No provision for doubtful accounts was required for the period presented.

Inventories
Inventories:
 Inventories consist of bunkers and lubricants which are stated at the lower of cost and net realizable value. The cost is determined by the first-in, first-out method.
The Company considers victualing and
stores
as being consumed when purchased and, therefore, such costs are expensed when incurred.

Vessels, Net
Vessels, Net:
 Vessels, net are stated at cost less depreciation and impairment, if any. Cost consists of the contract price less discounts and any material expenses incurred upon acquisition (initial repairs, improvements, acquisition and expenditures made to prepare the vessel for its initial voyage). Subsequent expenditures for conversions and major improvements are also capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels, or otherwise are charged to expenses as incurred.

Impairment or Disposal of Long-lived Assets
Impairment or Disposal of Long-lived Assets:
 The Company follows the Accounting Standards Codification (“ASC”) Subtopic
360-10,
“Property, Plant and Equipment”
(“ASC 360-10”), which
requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are
less than their carrying amounts. The Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets, when an impairment indication exists. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the combined statement of comprehensive income. Various factors including anticipated future charter rates, estimated scrap values, future dry-docking costs
and estimated vessel operating costs are included in this analysis. These factors are based on historical trends as well as future expectations
.
No
impairment loss was recorded for any of the periods presented.

Impairment or Disposal of Long-lived Assets:
 The Company follows the Accounting Standards Codification (“ASC”)
Subtopic 360-10,
“Property, Plant and Equipment”
(“ASC 360-10”), which
requires impairment losses to be recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than their carrying amounts. The Company performs an analysis of the anticipated undiscounted future net cash flows of the related long-lived assets, when an impairment indication exists. If the carrying value of the related asset exceeds the undiscounted cash flows, the carrying value is reduced to its fair value and the difference is recorded as an impairment loss in the consolidated statement of comprehensive income. Various factors including anticipated future charter rates, estimated scrap values, future dry-docking costs
and estimated vessel operating costs are included in this analysis. These factors are based on historical trends as well as future expectations.

Vessels' Depreciation
Vessels’ Depreciation:
 The cost of the Company’s vessels is depreciated on a straight-line basis over each vessel’s remaining economic useful life, after considering the estimated residual value. Management estimates the useful life of the Company’s vessels to be 25 years from the date of its construction.

Vessels’ Depreciation:
 The cost of the Company’s vessels is depreciated on a straight-line basis over each vessel’s remaining economic useful life, after considering the estimated residual value. Management estimates the useful life of the Company’s vessels to be 25 years from the date of its construction.

Accounting for Special Survey and Dry-docking Costs	Accounting for Special Survey and Dry-docking Costs: Special survey and dry-docking costs are expensed in the period incurred.	Accounting for Special Survey and Dry-docking Costs: Special survey and dry-docking costs are expensed in the period incurred.
Accounting for Revenue and Related Expenses
Accounting for Revenue and Related Expenses:
 The Company generates its revenues from charterers for the time charter hire of its vessels.
A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. Operating costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants are paid for by the Company under time charter agreements. A time charter generally provides typical warranties and owner protective restrictions. The performance obligations in a time charter are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the owner of the vessel. The Company’s time charter contracts are classified as operating leases pursuant to Accounting Standards Codification (“ASC”) 842 – Leases because (i) the vessel is an identifiable asset (ii) the Company does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter revenues are recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. Time charter revenues are recognized as earned on a straight-line basis over the term of the charter as service is provided. Under time charter agreements, all voyages expenses, except commissions are assumed by the charterer.

The Company, elected to make use of a practical expedient for lessors, not to separate the lease and non-lease components
included in the time charter revenue but rather to recognize operating lease revenue as a combined single lease component for all time charter contracts as the related lease component, the hire of a vessel, and the non-lease component,
the fees for operating and maintaining the vessel, have the same timing and pattern of transfer (both the lease and non-lease components
are earned by passage of time) and the predominant component is the lease.
Vessel operating expenses comprise all expenses relating to the operation of the vessel, including crewing, repairs and maintenance, insurance, stores, lubricants and other operating expenses. Vessel operating expenses are expensed as incurred.

Accounting for Revenue and Related Expenses:
 The Company generates its revenues from charterers for the charter hire of its vessels. Vessels are chartered on time charters and voyage charters.
A time charter is a contract for the use of a vessel for a specific period of time and a specified daily charter hire rate, which is generally payable in advance. Operating costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubricants are paid for by the Company under time charter agreements. A time charter generally provides typical warranties and owner protective restrictions. The performance obligations in a time charter are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the owner of the vessel. The Company’s time charter contracts are classified as operating leases pursuant to Accounting Standards Codification (“ASC”) 842 – Leases because (i) the vessel is an identifiable asset (ii) the Company does not have substantive substitution rights and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use. Time charter revenues are recognized when a charter agreement exists, the vessel is made available to the charterer and collection of the related revenue is reasonably assured. Time charter revenues are recognized as earned on a straight-line basis over the term of the charter as service is provided. Under time charter agreements, all voyages expenses, except commissions are assumed by the charterer.
The Company, elected to make use of a practical expedient for lessors, not to separate the lease and non-lease components
included in the time charter revenue but rather to recognize operating lease revenue as a combined single lease component for all time charter contracts as the related lease component, the hire of a vessel, and the non-lease component,
the fees for operating and maintaining the vessel, have the same timing and pattern of transfer (both the lease and non-lease components
are earned by passage of time) and the predominant component is the lease.
A voyage charter is a contract, in which the vessel owner undertakes to transport a specific amount and type of cargo on a load port-to-discharge
port basis, subject to various cargo handling terms. The Company accounts for a voyage charter when all the following criteria are met: (1) the parties to the contract have approved the contract in the form of a written charter agreement and are committed to perform their respective obligations, (2) the Company can identify each party’s rights regarding the services to be transferred, (3) the Company can identify the payment terms for the services to be transferred, (4) the charter agreement has commercial substance (that is, the risk, timing, or amount of the Company’s future cash flows is expected to change as a result of the contract) and (5) it is probable that the Company will collect substantially all of the consideration to which it will be entitled in exchange for the services that will be transferred to the charterer. The Company determined that its voyage charters consist of a single performance obligation which is met evenly as the voyage progresses and begins to be satisfied once the vessel is ready to load the cargo. The voyage charter party agreement generally has a demurrage/despatch clause according to which, in the case of demurrage the charterer reimburses the vessel owner for any delays exceeding the allowed lay-time as
per the charter party clause at the ports visited which is recorded as demurrage revenue, while in the case of despatch, the owner reimburses the charterer for the earlier discharging of the cargo from the agreed time. Revenues from voyage charters are recognized on a straight-line basis over the voyage duration which commences once the vessel is ready to load the cargo and terminates upon the completion of the discharge of the cargo. Demurrage/despatch revenues are recognized when the amount can be estimated and its collection is probable. In voyage charters, vessel operating and voyage expenses are paid for by the Company. The voyage charters are considered service contracts which fall under the provisions of ASC 606 because the Company retains control over the operations of the vessels such as the routes taken or the vessels’ speed.
Deferred income represents cash received for undelivered performance obligations. The portion of the deferred revenue that will be earned within the next twelve months is classified as current liability and the remaining as long-term liability.
Vessel voyage expenses are direct expenses to voyage revenues and primarily consist of brokerage commissions, port expenses, canal dues and bunkers. Brokerage commissions are paid to shipbrokers for their time and efforts for negotiating and arranging charter party agreements on behalf of the Company and expensed over the related charter period and all the other voyage expenses are expensed as incurred except for expenses during the ballast portion of the voyage. Any expenses incurred during the ballast portion of a voyage (period between the contract date and the date of the vessel’s arrival to the load port) such as bunker expenses, canal tolls and port expenses are deferred and are recognized on a straight-line basis, in voyage expenses, over the voyage duration as the Company satisfies the performance obligations under the contract provided these costs are (1) incurred to fulfill a contract that the Company can specifically identify, (2) able to generate or enhance resources of the company that will be used to satisfy performance of the terms of the contract, and (3) expected to be recovered from the charterer. These costs are considered ‘contract fulfillment costs’ and are included in ‘other current assets’ in the accompanying consolidated balance sheets.
Vessel operating expenses comprise all expenses relating to the operation of the vessel, including crewing, repairs and maintenance, insurance, stores, lubricants and other operating expenses. Vessel operating expenses are expensed as incurred.

Segment Reporting
Segment Reporting:
 The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment as well as one operating segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Segment Reporting:
 The Company reports financial information and evaluates its operations by total charter revenues and not by the type of vessel, length of vessel employment, customer or type of charter. As a result, management, including the chief operating decision maker, reviews operating results solely by revenue per day and operating results of the fleet, and thus, the Company has determined that it operates under one reportable segment as well as one operating segment. Furthermore, when the Company charters a vessel to a charterer, the charterer is free to trade the vessel worldwide and, as a result, the disclosure of geographical information is impracticable.

Earnings per common share
Earnings per common share
: Basic earnings per common share are computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the relevant period. Dividends on cumulative convertible preferred shares (whether or not earned) and deemed dividends due to down round financings reduce the income available to common shareholders. Diluted earnings per common share reflect the potential dilution that could occur if securities or other contracts to issue common shares were exercised or converted at the beginning of the periods presented, or issuance date, if later. Diluted earnings attributable to common shareholders per common share is computed by dividing the net income attributable to common shareholders by the weighted average number of common shares outstanding plus the dilutive effect of convertible securities during the applicable periods.
The if-converted method
is used to compute the dilutive effect of shares which could be issued upon conversion of the convertible preferred shares. For purposes of the-if converted
calculation, the conversion price of convertible preferred shares is based on the fixed conversion price or on the average market price when the number of shares that may be issued is variable. Potential common shares that have an anti-dilutive effect (i.e. those that increase income per share or decrease
loss per share) are excluded from the calculation of diluted earnings per share.

Distinguishing liabilities from equity
Distinguishing liabilities from equity:
The Company follows the provisions of ASC 480 “Distinguishing liabilities from equity” to determine the classification of certain financial instruments as either liabilities or equity. ASC 480 requires that a freestanding instrument which contains an obligation that may require the issuer to redeem the shares in cash, be classified as a liability and accounted for at fair value.

Equity Compensation Plan
Equity Compensation Plan:
 Share-based compensation includes
vested and non-vested
shares that may be granted to employees of the Company, to employees of the Manager and to non-employee directors,
for their services as directors and is included in General and administrative expenses in the consolidated statements of operations. These shares are measured at their fair value, which is equal to the market value of the Company’s common stock on the grant date. The shares that do not contain any future service vesting conditions are considered vested shares and the total fair value of such shares is recognized in full on the grant date. The shares that contain a time-based service vesting condition are considered non-vested shares
on the grant date and the total fair value of such shares is recognized over the vesting period on a straight-line basis over the requisite service period for each separate portion of the award as if the award was, in substance, multiple awards (graded vesting attribution method). The fair value is recognized (as compensation expense) over the requisite service period for all awards that vest. The Company accounts for forfeitures as they occur (Note 14).

Dividends
Dividends:
 Dividends on cumulative preferred shares are recorded when declared. Dividends are recorded in equity against retained earnings to the extent there are retained earnings on the date of recording, while any shortfall is recorded in additional paid-in

capital.

Recent Accounting Pronouncements
Recent Accounting Pronouncements:
 Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s combined financial statements.

Recent Accounting Pronouncements:
In November 2023, the FASB issued ASU
2023-07,
which requires the disclosure of significant segment expenses that are part of an entity’s segment measure of profit or loss and regularly provided to the chief operating decision maker. In addition, it adds or makes clarifications to other segment-related disclosures, such as clarifying that the disclosure requirements in ASC 280 are required for entities with a single reportable segment and that an entity may disclose multiple measures of segment profit and loss. ASU
2023-07
is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024. Early adoption is permitted. The amendments should be adopted retrospectively. The Company does not believe that the adoption of this accounting standard will have a material effect on these financial statements and related disclosures.
In March 2024, the Securities and Exchange Commission (“SEC”) adopted climate-related reporting rules, The Enhancement and Standardization of Climate-Related Disclosures for Investors (the “SEC Climate Reporting Rules”). The SEC Climate Reporting Rules require for Emerging Growth Companies (“EGCs”) the following financial statement disclosures:

•
Expenditures and capitalized costs, excluding recoveries, incurred related to severe weather events and natural events are required, if such expenditures exceed defined disclosure thresholds. In addition, a description of material estimates and assumptions used to produce the financial statement disclosures are required.

•
If the use of carbon offsets or renewable energy credits (RECs) are a material component of the registrant’s plans to achieve climate-related targets or goals, disclosure of carbon offsets and RECs beginning and ending balances, amounts expensed, capitalized costs and losses are presented in the financial statements.

The disclosures will be phased in, with the financial statement disclosures required for annual periods beginning in 2027. The Company continues to evaluate the additional disclosures required.